Quarterly Financial Information-Unaudited (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	2018 Quarters
	Total	Fourth	Third	Second	First
Total revenues	$67,264	$17,591	$18,701	$16,889	$14,083
Income from operations	$39,231	$8,732	$11,716	$10,564	$8,219
Net Income	$32,815	$7,114	$8,153	$9,351	$8,197

	2017 Quarters
	Total	Fourth	Third	Second	First
Total revenues	$40,908	$12,404	$8,380	$8,201	$11,923
Income from operations	$121,214	$7,697	$5,044	$5,127	$103,346
Net income	$115,612	$7,234	$654	$5,024	$102,700